Acquisitions Acquisitions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Business Acquisition
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The table below reflects the preliminary acquisition date purchase price allocation as of March 31, 2015 (in millions):

Cash	$31
Accounts receivable	120
Prepayments and other	7
Property, plant and equipment	1,735
Acquired intangibles	976
Other noncurrent assets (a)	239
Accounts payable	(81)
Other current liabilities	(47)
Other noncurrent liabilities	(31)
Noncontrolling interest	(432)
Total purchase price	$2,517
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(a)	Other noncurrent assets include $159 million of goodwill.

The table below presents TLLP’s preliminary acquisition date purchase price allocation (in millions):

Cash	$31
Accounts receivable	117
Prepayments and other	7
Property, plant and equipment	1,735
Acquired intangibles	976
Other noncurrent assets (a)	234
Accounts payable	(81)
Other current liabilities	(47)
Other noncurrent liabilities	(30)
Noncontrolling interest	(432)
Total purchase price	$2,510
________________

(a)	Other noncurrent assets include $155 million of goodwill.

Business Acquisition, Pro Forma Information
The unaudited pro forma financial information below reflects certain nonrecurring adjustments related to the capitalization of deferred turnaround costs.

	2013	2012
	(In millions, except per share amounts)
Revenues	$43,510	$44,695
Net Earnings attributable to Tesoro Corporation	$515	$886
Basic Earnings Per Share from Continuing Operations	$3.67	$7.31
Diluted Earnings Per Share from Continuing Operations	$3.61	$7.20

Los Angeles Acquisition
Business Acquisition
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The table below presents the final acquisition date purchase price allocation (in millions):

Receivables	$197
Inventories	1,096
Prepayments and other current assets	14
Property, plant and equipment	1,088
Acquired intangibles, net	63
Other noncurrent assets, net	112
Other current liabilities	(25)
Other noncurrent liabilities	(182)
Debt	(36)
Total purchase price	$2,327